Document and Entity Information	6 Months Ended
Jun. 30, 2025
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Entity Registrant Name	ProQR Therapeutics N.V.
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001612940
Amendment Flag	false